Cover	Dec. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 27, 2023
Entity File Number	000-18606
Entity Registrant Name	CHINA GREEN AGRICULTURE, INC.
Entity Central Index Key	0000857949
Entity Tax Identification Number	36-3526027
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3rd Floor
Entity Address, Address Line Two	Borough A, Block A
Entity Address, Address Line Three	No.181 South Taibai Road
Entity Address, City or Town	Xi’an
Entity Address, Country	CN
Entity Address, Postal Zip Code	710065
City Area Code	011
Local Phone Number	86-29-88266368
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false